PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Loans to third parties			¥ 516,079
Funds receivable from external payment network providers		¥ 105,741	331,534
Funds receivable from insurance and guarantee companies			289,752
Prepaid expense		34,789	64,923
Prepaid VAT and surcharge tax		54,298	76,994
Deposits		14,660	8,194
Guarantee receivable			889
Interest receivable		20,244
Others		24,008	27,965
Prepaid expenses and other assets	$ 42,697	278,591	1,333,221
Tianda Xinan
Related Party Transaction [Line Items]
Prepaid expense		¥ 24,851	¥ 16,891